Consolidated statement of changes in equity - USD ($) $ in Millions		Total		Total share- holders’ equity	Called up share capital and share premium	Other equity instruments	Financial assets at FVOCI reserve	Cash flow hedging reserve	Foreign exchange reserve	Merger and other reserves	[1],[2]	Insurance finance reserve [3]	Retained earnings	[1],[4]	Non- controlling interests
Equity beginning of period at Dec. 31, 2021		$ 196,318		$ 189,015	$ 24,918	$ 22,414	$ 49	$ (197)	$ (22,769)	$ 30,060		$ (696)	$ 135,236		$ 7,303
Profit for the year		16,249		15,559									15,559		690
Other comprehensive income/(expense) for the year, net of tax		(17,242)		(17,156)			(7,089)	(3,613)	(9,806)	174		1,775	1,403		(86)
– debt instruments at fair value through other comprehensive income		(7,232)		(7,181)			(7,181)								(51)
– equity instruments designated at fair value through other comprehensive income		107		92			92								15
– cash flow hedges		(3,655)		(3,613)				(3,613)							(42)
– changes in fair value of financial liabilities designated at fair value upon initial recognition arising from changes in own credit risk		1,922		1,922									1,922
– property revaluation		280		174						174					106
– remeasurement of defined benefit asset/liability		(1,031)		(1,029)									(1,029)		(2)
– share of other comprehensive income of associates and joint ventures		(367)		(367)									(367)
– effects of hyperinflation		877		877									877
– foreign exchange losses reclassified to the income statement on disposal of a foreign operation		0
– insurance finance income/(expense) recognised in other comprehensive income		1,775		1,775								1,775
– exchange differences		(9,918)		(9,806)					(9,806)						(112)
Total comprehensive income/(expense) for the year		(993)		(1,597)			(7,089)	(3,613)	(9,806)	174		1,775	16,962		604
Shares issued under employee remuneration and share plans		0		0	67								(67)
Dividends to shareholders		(6,970)		(6,544)									(6,544)		(426)
Redemption of securities		(2,266)		(2,266)		(2,668)							402
Transfers	[5]	0		0						2,499			(2,499)
Cost of share-based payment arrangements		400		400									400
Share buy-back		(1,000)		(1,000)									(1,000)
Cancellation of shares		0		0	(174)					174
Other movements		(292)		(175)			2	2		302			(481)		(117)
Equity end of period at Dec. 31, 2022		185,197		177,833	24,811	19,746	(7,038)	(3,808)	(32,575)	33,209		1,079	142,409		7,364
Equity beginning of period at Dec. 31, 2022		185,197		177,833	24,811	19,746	(7,038)	(3,808)	(32,575)	33,209		1,079	142,409		7,364
Profit for the year		24,559		23,533									23,533		1,026
Other comprehensive income/(expense) for the year, net of tax		4,983		4,965			2,402	3,030	(211)	1		(371)	114		18
– debt instruments at fair value through other comprehensive income		2,599		2,574			2,574								25
– equity instruments designated at fair value through other comprehensive income		(120)		(93)			(93)								(27)
– cash flow hedges		2,953		2,919				2,919							34
– changes in fair value of financial liabilities designated at fair value upon initial recognition arising from changes in own credit risk		(1,219)		(1,220)									(1,220)		1
– property revaluation		1		1						1
– remeasurement of defined benefit asset/liability		(314)		(317)									(317)		3
– share of other comprehensive income of associates and joint ventures		47		47									47
– effects of hyperinflation		1,604		1,604									1,604
– foreign exchange losses reclassified to the income statement on disposal of a foreign operation		0
– insurance finance income/(expense) recognised in other comprehensive income		(364)		(364)								(364)
– exchange differences		(204)		(186)			(79)	111	(211)			(7)			(18)
Total comprehensive income/(expense) for the year		29,542		28,498			2,402	3,030	(211)	1		(371)	23,647		1,044
Shares issued under employee remuneration and share plans		0		0	79								(79)
Capital securities issued		1,996		1,996		1,996
Dividends to shareholders		(12,196)		(11,593)									(11,593)		(603)
Redemption of securities	[2]	(4,003)		(4,003)		(4,023)							20
Transfers	[5]	0		0						(5,130)			5,130
Cost of share-based payment arrangements		482		482									482
Share buy-back		(7,025)		(7,025)									(7,025)
Cancellation of shares		0		0	(521)					521
Other movements		(1,383)		(859)			1,129	(255)	(967)			77	(843)		(524)
Equity end of period at Dec. 31, 2023		192,610		185,329	24,369	17,719	(3,507)	(1,033)	(33,753)	28,601		785	152,148		7,281
Profit for the year		24,999		23,979									23,979		1,020
Other comprehensive income/(expense) for the year, net of tax		1,940		1,916			259	(46)	863	5		(183)	1,018		24
– debt instruments at fair value through other comprehensive income		78		62			62								16
– equity instruments designated at fair value through other comprehensive income		99		75			75								24
– cash flow hedges		(314)		(312)				(312)							(2)
– changes in fair value of financial liabilities designated at fair value upon initial recognition arising from changes in own credit risk		(439)		(439)									(439)
– property revaluation		5		5						5
– remeasurement of defined benefit asset/liability		(228)		(244)									(244)		16
– share of other comprehensive income of associates and joint ventures		462		462									462
– effects of hyperinflation		1,239		1,239									1,239
– foreign exchange losses reclassified to the income statement on disposal of a foreign operation	[6]	5,816		5,816					5,816
– other reserves reclassified to income statement on disposal of a foreign operation		347		347			85	262
– insurance finance income/(expense) recognised in other comprehensive income		(142)		(142)								(142)
– exchange differences		(4,983)		(4,953)			37	4	(4,953)			(41)			(30)
Total comprehensive income/(expense) for the year		26,939		25,895			259	(46)	863	5		(183)	24,997		1,044
Shares issued under employee remuneration and share plans		0		0	77								(77)
Capital securities issued	[7]	3,601		3,601		3,601
Dividends to shareholders		(17,100)		(16,410)									(16,410)		(690)
Redemption of securities	[8]	(2,250)		(2,250)		(2,250)
Transfers	[5]	0		0						(2,945)			2,945
Cost of share-based payment arrangements		529	[5]	529									529
Share buy-back	[9]	(11,043)		(11,043)									(11,043)
Cancellation of shares		0		0	(663)					663
Other movements		(1,013)		(678)			2		3	4			(687)		(335)
Equity end of period at Dec. 31, 2024		$ 192,273		$ 184,973	$ 23,783	$ 19,070	$ (3,246)	$ (1,079)	$ (32,887)	$ 26,328		$ 602	$ 152,402		$ 7,300

[1]	Cumulative goodwill amounting to $5,138m was charged against reserves in respect of acquisitions of subsidiaries prior to 1 January 1998, including $3,469m charged against the merger reserve arising on the acquisition of HSBC Bank plc. The balance of $1,669m was charged against retained earnings.

[2]	Statutory share premium relief under section 131 of the Companies Act 1985 was taken in respect of the acquisition of HSBC Bank plc in 1992,
HSBC Continental Europe in 2000 and HSBC Finance Corporation in 2003, and the shares issued were recorded at their nominal value only. In HSBC’s consolidated financial statements, the fair value differences of $8,290m in respect of HSBC Continental Europe and $12,768m in respect of HSBC Finance
Corporation were recognised in the merger reserve. The merger reserve created on the acquisition of HSBC Finance Corporation subsequently became attached to HSBC Overseas Holdings (UK) Limited, following a number of intra-Group reorganisations, and has since been transferred to retained earnings as part of the impairment recognised in respect of HSBC Overseas Holding (UK) Limited. During 2009, pursuant to section 131 of the Companies Act 1985, statutory share premium relief was taken in respect of the rights issue and $15,796m was recognised in the merger reserve.

[3]	The insurance finance reserve reflects the impact of the adoption of the other comprehensive income option for our insurance business in France. Underlying assets supporting these contracts are measured at fair value through other comprehensive income. Under this option, only the amount that matches income or expenses recognised in profit or loss on underlying items is included in finance income or expenses, resulting in the elimination of income statement accounting mismatches. The remaining amount of finance income or expenses for these insurance contracts is recognised in other comprehensive income (‘OCI’).

[4]	At 31 December 2024, retained earnings included 28,744,609 own shares held. These include own shares held within HSBC’s insurance business’s retirement funds for the benefit of policyholders or beneficiaries within employee trusts for the settlement of shares expected to be delivered under employee share schemes or bonus plans, and the market-making activities in Markets and Securities Services.

[5]	At 31 December 2024, an impairment of $11,442m (2023: $5,512m) of HSBC Overseas Holdings (UK) Limited was recognised, resulting in a permitted transfer of $2,945m (2023: $5,130m) from the remaining historical merger reserve to retained earnings, and a realisation of nil share-based payment reserve (2023:
$382m) within retained earnings. In 2022, a part-reversal of the impairment resulted in a transfer from retained earnings back to the merger reserve of $2,499m.

[6]	At 31 December 2024, accumulated foreign currency translation reserve losses of $5,816m were recycled to the income statement, including $5,166m upon completion of the sale of our business in Argentina and $564m upon completion of the sale of our banking business in Canada.
[7]	HSBC Holdings issued SGD1,500m 5.250% contingent convertible securities in June 2024, and a further $1,350m 6.875% and $1,150m 6.950% contingent convertible securities in September 2024. All instruments were recorded net of issuance costs.

[8]	In September 2024, HSBC Holdings redeemed its $2,250m 6.375% contingent convertible securities.
[9]	HSBC Holdings announced the following share buy-backs during the year: a share buy-back of up to $2.0bn in February 2024, which was completed in April
2024; a share buy-back of up to $3.0bn in April 2024, which was completed in July 2024; a share buy-back of up to $3.0bn in July 2024, which was completed in
October 2024; and a share buy-back of up to $3.0bn in October 2024, which was completed in February 2025.